Derivative Financial Instruments - Additional Information (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Fair value hedges [member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities at amortised cost	$ 89.5	$ 3,647.6
Financial instruments designated as hedging instruments, at fair value	$ 90.9	$ 3,648.4
Hedge effectiveness ratio	100.00%
Hedge effectiveness ratio considering changes in discounted value of hedge instrument	100.00%	85.20%
Cash flow [member]
Disclosure of detailed information about financial instruments [line items]
Hedge effectiveness ratio	100.00%
Hedge effectiveness ratio considering changes in discounted value of hedge instrument	99.92%	97.05%